Equity	12 Months Ended
Dec. 31, 2020
Equity.
Equity

Note 25 Equity

Share capital and other contributed capital

			Additional
	Number	Share	Paid-in
	of Shares	Capital	Capital
As of January 1, 2019	35,202,347	1,408	1,072,319
Premiums from warrants issuance	—	—	2,834
Share-based payment	—	—	249
New share issue	3,505,291	140	199,262
As of December 31, 2019	38,707,638	1,548	1,274,664

New share issue*	9,937,446	397	793,304
Exercise of warrants	1,296,500	52	59,199
Share-based payment	0	0	6,012
As of December 31, 2020	49,941,584	1,998	2,133,179

*   Initial public offering on The Nasdaq Global Select Market in the United States in June 2020 and the following exercise of the partial over-allotment option from the IPO in July 2020.

Share Capital

All shares have been fully paid and no shares are reserved for sale. All shares are common shares, confer the same entitlement to capital, and carry one vote. The quotient value is SEK 0.04 per share. No shares are held in treasury by the Parent Company or its subsidiaries.

Additional Paid-in Capital

Additional paid-in capital is comprised of capital contributed by the Parent Company’s owners, in the event of share premiums arising on share subscription, warrants premiums and accounted capital from warrants, and other financing treated as equity.

Translation Reserve

The reserves pertain in their entirety to translation reserves. The translation reserve includes all exchange rate differences arising on the translation of the financial statements from foreign operations.

	December 31,
	2020	2019
Opening balance	(45)	(34)
Change for the year ended	(6,045)	(11)
Closing balance	(6,090)	(45)